Personnel costs (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Summary of Personal Costs	Total personnel costs (other than termination benefits, presented in Note D.27.) include the following items:

(€ million)	2024	2023	2022
Salaries	7,236	7,183	7,145
Social security charges (including defined-contribution pension plans)	2,189	2,100	2,098
Other employee benefits(a)	766	531	748
Total(b)	10,191	9,814	9,991
(a) Includes expenses related to share-based payments and defined-benefit plans.
(b) Includes personnel costs related to Opella of €886 million for 2024, €826 million for 2023, and €794 million for 2022.